UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 1999

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:   28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:     Robert J. Lukaszewicz
Title:    Vice President and Controller
Phone:    (312) 424-9100
Signature, Place, and Date of Signing:



/s/Robert J. Lukaszewicz         Chicago, Illinois       May 12, 1999
------------------------         -----------------       -------------
     (Signature)                   (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                69

Form 13F Information Table Value Total:   $11,339,649,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

                                 FORM 13F INFORMATION TABLE

Name of Issuer               Title     Cusip     Value     Shares/    SH/   Put/  Invstmt   Other      Voting Authority
                              of                (x$1000)   PRN AMT    PRN   Call  Dscretn  Mangers  Sole    Shared    None
                             Class

AKZO NOBEL ADR                COM    010199305   237196    6410700     SH          SOLE             6202450          208250
ALLSTATE CORP COM             COM    020002101   237104    6397400     SH          SOLE             6069250          328150
AMERICAN HOME PRODUCTS        COM    026609107   126670    1941296     SH          SOLE             1831846          109450
AMERITECH CORP                COM    030954101   331275    5748800     SH          SOLE             5471700          277100
AT&T                          COM    001957109   327690    4105751     SH          SOLE             3913534          192217
AVIVA PETROLEUM INC-DEP SHR   COM    05379P304        4      29212     SH          SOLE               29212
AXA UAP ADR                   COM    054536107     4859      73350     SH          SOLE               73350
BANK AUSTRIA
  AKTIENGESELLSCHAF           COM    060593100     4405     369700     SH          SOLE              369700
BANK OF AMERICA CORP          COM    060505104   446177    6317549     SH          SOLE             6011112          306437
BAUSCH AND LOMB INC           COM    071707103    43023     661900     SH          SOLE              569100           92800
BAXTER INTERNATIONAL INC      COM    071813109   277791    4208950     SH          SOLE             3978000          230950
BELL ATLANTIC CORP            COM    077853109   396718    7675310     SH          SOLE             7304460          370850
BESTFOODS                     COM    08658U101   212814    4527950     SH          SOLE             4245600          282350
BOC GROUP PLC SPONSORED ADR   COM    055617609      493      18000     SH          SOLE               18000
BRISTOL MYERS SQUIBB CO       COM    110122108   361943    5644330     SH          SOLE             5392780          251550
CIGNA CORP                    COM    125509109   286593    3419450     SH          SOLE             3268600          150850
CITIGROUP INC                 COM    172967101   371403    5814534     SH          SOLE             5538334          276200
COMPAGNIE FINANCIERE
  RICHEMONT                   COM    204318109      513      30800     SH          SOLE               30800
COMPUTER ASSOCIATES INTL INC  COM    204912109   160604    4516100     SH          SOLE             4290900          225200
DAIMLERCHRYSLER AG ORD SHRS   COM    D1668R123     6578      76651     SH          SOLE               76651
DAYTON HUDSON CORP            COM    239753106   254101    3813900     SH          SOLE             3643950          169950
DIAGEO PLC ADR                COM    25243Q205     5325     116400     SH          SOLE              116400
DUN & BRADSTREET CORP (NEW)   COM    26483B106   253603    7118670     SH          SOLE             6759970          358700
ELF AQUITAINE ADR             COM    286269105   299728    4452790     SH          SOLE             4269670          183120
ENDESA SA                     COM    29258N107     6204     249400     SH          SOLE              249400
FEDERATED DEPT. STORE INC DEL COM    31410H101   249791    6225325     SH          SOLE             5910225          315100
FIRST DATA CORP               COM    319963104   185073    4329200     SH          SOLE             4081550          247650
FOX ENTERTAINMENT GROUP INC   COM    35138T107    22549     831300     SH          SOLE              703700          127600
GANNETT INC                   COM    364730101   259355    4116750     SH          SOLE             3917500          199250
GENERAL MOTORS CLASS H STOCK  COM    370442832    81984    1625450     SH          SOLE             1555350           70100
GENERAL MOTORS CORP           COM    370442105   420056    4828225     SH          SOLE             4611525          216700
GRANADA GROUP PLC ORD SHS     COM      0381125     4445     219300     SH          SOLE              219300
HARTFORD FINANCIAL
  SERVICES GR                 COM    416515104   190305    3349700     SH          SOLE             3167200          182500
HOECHST AG SPONSORED ADR      COM    434390308   391711    9030800     SH          SOLE             8730700          300100
HOST MARRIOTT CORP            COM    44107P104   130076   11692180     SH          SOLE            11239380          452800
HOUSEHOLD INTERNATIONAL INC   COM    441815107   325243    7128619     SH          SOLE             6779950          348669
HUMANA INC                    COM    444859102   103528    6001600     SH          SOLE             5661000          340600
IMC GLOBAL                    COM    449669100   137184    6712361     SH          SOLE             6426870          285491
ING GROEP NV ADR              COM    456837103     5072      92329     SH          SOLE               92329
INTERNATIONAL BUSINESS
  MACHINE                     COM    459200101   332731    1877185     SH          SOLE             1772985          104200
KIMBERLY CLARK CORP           COM    494368103   247168    5156050     SH          SOLE             4821800          334250
KLM ROYAL DUTCH AIRLINES ADR  COM    482516101     4598     165700     SH          SOLE              165700
KONINKLIJKE PHILIPS
  ELECTRONIC                  COM    500472105   442958    5373255     SH          SOLE             5174955          198300
MONSANTO CO                   COM    611662107   224088    4878100     SH          SOLE             4659500          218600
MOTOROLA INC                  COM    620076109   331008    4518877     SH          SOLE             4289584          229293
NEWS CORP LTD CLASS A
  SPONSORE                    COM    652487802   367870   13377100     SH          SOLE            12866000          511100
NORTEL NETWORKS CORP          COM    656569100   274565    4419550     SH          SOLE             4249050          170500
NOVARTIS AG SPONSORED ADR     COM    66987V109     4774      58700     SH          SOLE               58700
PENINSULAR & ORIENTAL         COM    707190401     4833     165400     SH          SOLE              165400
PHILIP MORRIS COMPANIES, INC  COM    718154107   285296    8107880     SH          SOLE             7923930          183950
PORTUGAL TELECOM SA ADR       COM    737273102     5236     119500     SH          SOLE              119500
R.H. DONNELLEY CORPORATION    COM    74955W307    26937    1744900     SH          SOLE             1744900
REYNOLDS METALS CO            COM    761763101    51086    1057400     SH          SOLE             1002300           55100
ROYAL & SUN ALLIANCE
  INSURANCE                   COM    78004V103     4465      94600     SH          SOLE               94600
ROYAL CARIBBEAN CRUISES LTD.  COM    V7780T103   120457    3088650     SH          SOLE             2955550          133100
STERLING COMMERCE INC         COM    859205106    60036    1952400     SH          SOLE             1815900          136500
STORAGE TECHNOLOGY CORP       COM    862111200    81182    2912350     SH          SOLE             2762450          149900
TELECOM ITALIA SPA            COM    87927W106     9159      87750     SH          SOLE               87750
TENET HEALTHCARE CORP         COM    88033G100   112288    5929425     SH          SOLE             5700002          229423
TEXACO INC                    COM    881694103    53654     945450     SH          SOLE              870050           75400
UAL CORP                      COM    902549500    54349     697900     SH          SOLE              661350           36550
UBS AG ORD SHRS               COM      5485958     4567      14500     SH          SOLE               14500
UNITED STATES FILTER CORP     COM    911843209   128230    4187100     SH          SOLE             3998900          188200
UPM KYMMENE CORP ADR          COM    915436109   116929    4224450     SH          SOLE             4100600          123850
VIVENDI SPONSORED ADR         COM    92851S105     5049     102450     SH          SOLE              102450
WASTE MANAGEMENT INC          COM    94106L109   395672    8916559     SH          SOLE             8498209          418350
WEYERHAEUSER CO               COM    962166104    35928     647350     SH          SOLE              583850           63500
WILLIAMS COMPANIES INC        COM    969457100    80969    2049850     SH          SOLE             1947000          102850
XEROX CORP                    COM    984121103   314381    5890050     SH          SOLE             5588050          302000

Grand Total                                  11,339,649